Subsequent Events - Leasehold Terminations (Details) - Virtu Financial, LLC and subsidiaries - USD ($) $ in Thousands		12 Months Ended
	Jan. 16, 2015	Dec. 31, 2012	Dec. 31, 2014
Subsequent events
Total minimum lease payments			$ 16,546
Lease abandonment		$ 3,255
Subsequent Events.
Subsequent events
Lease abandonment	$ (3,000)
Minimum | Subsequent Events.
Subsequent events
Total minimum lease payments	$ 7,600